Variable interest entities and securitizations (Tables)	6 Months Ended
Sep. 30, 2018
Schedule of Variable Interest Entities

The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2018 and September 30, 2018:

	Consolidated VIEs	Significant unconsolidated VIEs
March 31, 2018	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,185	—	—
Asset-backed securitizations	627	78	5
Investments in securitization products	374	—	—
Investment funds	2,661	1,891	533
Trust arrangements and other	21	—	—

Total	5,868	1,969	538

Unconsolidated VIEs
Schedule of Variable Interest Entities

The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2018 and September 30, 2018:

Assets on balance sheets related to unconsolidated VIEs:	March 31, 2018	September 30, 2018
	(in billions of yen)
Trading account assets	89	95
Investments	210	136
Loans	163	133

Total	462	364

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	March 31, 2018	September 30, 2018
	(in billions of yen)
Payables under securities lending transactions	38	42
Trading account liabilities	1	1

Total	39	43

Maximum exposure to loss (Note)	538	445

Note:

This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.